	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
		September 30, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 96.1%			Food & Staples Retailing 1.5%
Communication Services 5.2%			Walmart	424,688	50,402
					50,402
Diversified Telecommunication Services 2.0%
Verizon Communications	1,170,666	70,661	Food Products 4.2%
			Bunge	552,875	31,304
		70,661
			Conagra Brands	799,300	24,522
Entertainment 1.2%			Tyson Foods, Class A	1,073,285	92,453
Fox, Class B	1,023,865	32,293			148,279
Walt Disney	85,015	11,079
			Household Products 1.6%
		43,372
			Kimberly-Clark	395,750	56,217
Media 2.0%					56,217
Comcast, Class A	1,026,363	46,269
News, Class A	1,660,300	23,111	Tobacco 1.4%
			Philip Morris International	637,230	48,385
		69,380
Total Communication Services		183,413			48,385
			Total Consumer Staples		328,646
Consumer Discretionary 2.5%
			Energy 8.4%
Auto Components 0.7%
Magna International	484,861	25,858	Oil, Gas & Consumable Fuels 8.4%
			EQT	452,368	4,813
		25,858
			Equitrans Midstream (1)	379,759	5,525
Hotels, Restaurants & Leisure 1.3%			Exxon Mobil	855,394	60,399
Carnival (1)	563,600	24,635	Occidental Petroleum	967,859	43,041
Las Vegas Sands	370,142	21,379	Pioneer Natural Resources	209,120	26,301
		46,014	TC Energy	1,285,364	66,569
Leisure Products 0.2%			TOTAL, ADR	1,704,955	88,658
Mattel (1)(2)	561,064	6,391	Total Energy		295,306
		6,391	Financials 22.9%
Multiline Retail 0.3%			Banks 11.3%
Kohl's	196,300	9,748	Citigroup	454,155	31,373
		9,748	Fifth Third Bancorp	1,944,984	53,254
Total Consumer Discretionary		88,011	JPMorgan Chase	1,031,941	121,449
Consumer Staples 9.4%			Signature Bank	124,600	14,855
			U.S. Bancorp	787,045	43,555
Beverages 0.7%			Wells Fargo	2,594,667	130,875
PepsiCo	184,998	25,363			395,361
		25,363
			Capital Markets 3.6%
			Bank of New York Mellon	812,241	36,721
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Franklin Resources (1)	599,698	17,307	Pfizer	1,701,140	61,122
Morgan Stanley	1,686,242	71,952			178,500
		125,980	Total Health Care		483,958
Diversified Financial Services 0.5%			Industrials & Business Services 11.5%
AXA Equitable Holdings	810,291	17,956	Aerospace & Defense 2.8%
		17,956	Boeing	167,793	63,840
Insurance 7.5%			Raytheon	173,200	33,980
American International Group	1,616,472	90,038			97,820
Chubb	464,075	74,920	Air Freight & Logistics 1.8%
Loews	294,859	15,179
			United Parcel Service, Class B	514,040	61,592
Marsh & McLennan	439,546	43,977
MetLife	855,815	40,360			61,592
		264,474	Airlines 1.2%
Total Financials		803,771	Southwest Airlines	810,922	43,798
Health Care 13.8%					43,798
			Building Products 1.9%
Biotechnology 1.6%
			Fortune Brands Home &
AbbVie	384,400	29,107	Security	645,086	35,286
Gilead Sciences	409,147	25,932	Johnson Controls International	720,574	31,626
		55,039			66,912
Health Care Equipment & Supplies 4.9%			Commercial Services & Supplies 0.5%
Becton Dickinson & Company	117,288	29,669	Stericycle (1)(2)	363,100	18,493
Hologic (2)	644,531	32,543			18,493
Medtronic	777,435	84,445
Zimmer Biomet Holdings	200,000	27,454	Industrial Conglomerates 2.0%
			General Electric	7,715,263	68,974
		174,111
					68,974
Health Care Providers & Services 1.6%
CVS Health	885,683	55,860	Machinery 0.8%
			Illinois Tool Works (1)	186,285	29,152
		55,860
					29,152
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific	70,204	20,448	Professional Services 0.5%
			Nielsen Holdings	872,546	18,542
		20,448
					18,542
Pharmaceuticals 5.1%			Total Industrials & Business Services		405,283
Johnson & Johnson	530,273	68,607
Merck	242,959	20,452
Perrigo (1)	506,700	28,319

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Information Technology 10.1%			Utilities 6.8%
Communications Equipment 1.6%			Electric Utilities 5.9%
Cisco Systems	1,161,834	57,406	Edison International	411,826	31,060
		57,406	Evergy	642,107	42,739
Electronic Equipment, Instruments & Components 0.9%			NextEra Energy	205,190	47,807
TE Connectivity	330,781	30,822	Southern	1,403,127	86,671
		30,822			208,277
IT Services 0.5%			Multi-Utilities 0.9%
Cognizant Technology			CenterPoint Energy	500,613	15,108
Solutions, Class A	266,800	16,079	Sempra Energy	109,700	16,193
		16,079			31,301
Semiconductors & Semiconductor Equipment 4.4%			Total Utilities		239,578
Applied Materials	912,614	45,539	Total Common Stocks
			(Cost $2,669,105)		3,377,634
QUALCOMM	889,546	67,855
Texas Instruments	333,800	43,140	CONVERTIBLE PREFERRED STOCKS 1.5%
		156,534
Software 2.7%			Health Care 0.2%
Microsoft	684,720	95,197	Health Care Equipment & Supplies 0.2%
		95,197	Becton Dickinson & Company,
Total Information Technology		356,038	Series A, 6.125%, 5/1/20	129,078	7,999
			Total Health Care		7,999
Materials 3.6%
			Utilities 1.3%
Chemicals 2.4%
CF Industries Holdings	605,679	29,800	Electric Utilities 0.4%
Dow	379,763	18,096	Southern, Series A, 6.75%, 8/1/22	280,061	14,907
DuPont de Nemours	515,529	36,762			14,907
		84,658	Multi-Utilities 0.9%
Containers & Packaging 1.2%			Sempra Energy, Series A, 6.00%,
			1/15/21	204,086	24,122
International Paper	976,217	40,825	Sempra Energy, Series B, 6.75%,
		40,825	7/15/21	50,151	5,868
Total Materials		125,483			29,990
Real Estate 1.9%			Total Utilities		44,897
			Total Convertible Preferred Stocks
Equity Real Estate Investment Trusts 1.9%			(Cost $46,043)		52,896
SL Green Realty, REIT	283,400	23,168
Weyerhaeuser, REIT	1,623,800	44,979
Total Real Estate		68,147
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SHORT-TERM INVESTMENTS 2.1%			SECURITIES LENDING COLLATERAL 2.4%

Money Market Funds 2.1%			Investments in a Pooled Account through Securities Lending
T. Rowe Price Government Reserve			Program with State Street Bank and Trust Company 2.4%
Fund, 2.00% (3)(4)	72,961,499	72,962	Short-Term Funds 2.4%
Total Short-Term Investments			T. Rowe Price Short-Term Fund,
(Cost $72,962)		72,962	2.07% (3)(4)	8,405,726	84,057

			Total Investments in a Pooled Account
			through Securities Lending Program with
			State Street Bank and Trust Company		84,057
			Total Securities Lending Collateral
			(Cost $84,057)		84,057

			Total Investments in Securities 102.1%
			(Cost $2,872,167)		$3,587,549
			Other Assets Less Liabilities (2.1)%		(73,681)
			Net Assets 100%		$3,513,868

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2019.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$1,330
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,330+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government Reserve Fund	$75,296		¤	¤ $	72,962
T. Rowe Price Short-Term Fund	47,422		¤	¤	84,057
					$157,019^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,330 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $157,019.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Value Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,377,634$	— $	— $	3,377,634
Convertible Preferred Stocks	—	52,896	—	52,896
Short-Term Investments	72,962	—	—	72,962
Securities Lending Collateral	84,057	—	—	84,057
Total	$3,534,653$	52,896$	— $	3,587,549